Income Taxes (Tables)	6 Months Ended
Jun. 30, 2015
Income Taxes [Abstract]
Summary of deferred tax asset (liabilities)

	June 30,	December 31,
	2015	2014	2013
Excess of Tax over book depreciation Fixed assets	$10,240	$12,711	$87,578
Excess of Tax over book depreciation Patents	5,560	52,041	114,028
Net Operating Loss Carryforward	2,535,177	2,380,106	1,642,598
Valuation Allowance	(2,550,977)	(2,444,858)	(1,844,204)
Total Deferred Tax Asset (Liabilities)	$-	$-	$-

Reconciliation of income tax expense at the federal statutory rate

	June 30,		December 31,
	2015	2014 (Unaudited)	2014	2013
Computed Tax at Expected Statutory Rate	$(1,036,085)	$(144,858)	$(866,463)	$(752,882)
Non-US Income Taxed at Different Rates	319,541	44,858	255,356	199,292
Non-Deductible expenses		-	8,390	283,381
Valuation allowance	342,683	100,000	436,631	270,209
Income Tax Expense	$(373,862)	$(132,997)	$-	$-

Components of income tax expense (benefit) from continuing operations
	June 30,		December 31,
Current Tax Expense	2015	2014 (Unaudited)	2014	2013
Danish Income Tax	$(373,862)	$(132,997)	$(177,539)	$-
Deferred Income Tax Expense (Benefit)
Excess of Tax over Book Depreciation Fixed Assets	2,471	-	19,259	26,364
Excess of Tax over Book Depreciation Patents	5,470	-	67,488	(105,585)
Net Operating Loss Carryforwards	(342,683)	(100,000)	(523,378)	(190,988)
Change in the Valuation allowance	334,742	100,000	436,631	270,209
Total Deferred Tax Expense	$-	$-	$-	$-